Capital Lease Obligations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Subsequent Events [Member]
Capital Leased Assets [Line Items]
Cost of capitalized leased equipment	$ 26,000	$ 236,000
Accumulated amortization of capitalized leased equipment	17,000	93,000
Amortization expense for capitalized leased equipment	19,000	53,000
Future minimum lease payments			$ 5,000